Capital adequacy and liquidity situation - Capital adequacy (Details) - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Capital adequacy
Capital base requirement of 8 percent	8.00%
of which Capital conservation buffer	2.50%
Individual Pillar 2 requirement	3.67%
Minimum capital requirement one	4.50%
Minimum capital requirement two	1.50%
Minimum capital requirement three	2.00%
Additional capital pillar 2 guidance	1.50%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	23.50%	22.20%
Tier 1 capital ratio	23.50%	22.20%
Total capital ratio	23.50%	22.20%
Capital base requirement of 8 percent	kr 7,769	kr 8,437
of which Tier 1 requirement of 6 percent	5,827	6,328
of which minimum requirement of 4.5 percent	4,370	4,746
Pillar 2 capital requirements	3,564	3,871
Common Equity Tier 1 capital available to meet buffer requirements	11,535	11,106
Capital buffer requirements	3,945	4,317
of which Capital conservation buffer	2,428	2,637
of which Countercyclical buffer	1,517	1,680
Pillar 2 guidance	1,457	1,582
Total risk-based capital requirement	kr 16,735	kr 18,207
Capital base requirement of 8 percent	8.00%	8.00%
of which Tier 1 requirement of 6 percent	6.00%	6.00%
of which minimum requirement of 4.5 percent	4.50%	4.50%
Pillar 2 capital requirements	3.70%	3.70%
Common Equity Tier 1 capital available to meet buffer requirements	11.90%	10.50%
Capital buffer requirements	4.00%	4.10%
of which Capital conservation buffer	2.50%	2.50%
of which Countercyclical buffer	1.50%	1.60%
Pillar 2 guidance	1.50%	1.50%
Total risk-based capital requirement	17.20%	17.30%